SEMI-ANNUAL REPORT


DLJ WINTHROP FUNDS

LEADERSHIP THROUGH
           EXPERIENCE

           DLJ WINTHROP
           HIGH INCOME FUND


           APRIL 30, 1999




TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Wilmot H. Kidd, III
Martin Jaffe
John W. Waller, III

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President

INVESTMENT ADVISER
DLJ Investment Management Corp.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

DLJ WINTHROP FUNDS

    277 Park Avenue, New York, NY 10172
    800-225-8011

SEMI-HIGHINC99

FUND HIGHLIGHTS (unaudited)

  DLJ WINTHROP HIGH INCOME FUND
  TOP TEN HOLDINGS as of April 30, 1999

                                            % OF TOTAL
SECURITY DESCRIPTION                        NET ASSETS
Hermes Europe Railtel BV
  11.500%, 08/15/07......................      3.58%
Time Warner Telecom, Inc.
  9.750%, 07/15/08.......................      3.53%
Jitney-Jungle Stores of America, Inc.
  12.000%, 03/01/06......................      3.50%
Stations Casinos, Inc.
  10.125%, 03/15/06......................      3.47%
King Pharmaceutical, Inc.
  10.750%, 02/15/09......................      3.45%

                                            % OF TOTAL
SECURITY DESCRIPTION                        NET ASSETS
Primus Telecommunications Group, Inc.
  11.750%, 08/01/04......................      3.43%
Rent-A-Center, Inc.
  11.000%, 08/15/08......................      3.43%
PSI Net, Inc.
  10.000%, 02/15/05......................      3.42%
Nextel Communication, Inc.
  9.750%, 08/15/04.......................      3.40%
Simmons Co.
  10.250%, 03/15/09......................      3.40%


  ASSET ALLOCATION BY INDUSTRY April 30, 1999

                                            % OF TOTAL
INDUSTRY                                    NET ASSETS
Telecommunications.......................      22.9%
Media Entertainment......................      16.3%
Retail...................................      13.6%
Food & Tobacco...........................       6.7%
Forest Products/Containers...............       6.7%
Transportation...........................       6.5%
Gaming/Leisure...........................       3.5%
Healthcare...............................       3.4%

                                            % OF TOTAL
INDUSTRY                                    NET ASSETS
Housing...............................       3.4%
Manufacturing -- Misc. ...............       3.3%
Food & Drugs..........................       3.3%
Metals & Minerals.....................       3.3%
Information Technology................       3.0%
Cash and Other Assets Net of
  Liabilities.........................       4.1%
                                         ----------
TOTAL.................................     100.0%
                                         ----------
                                         ----------



  PORTFOLIO AND FUND INFORMATION April 30, 1999

       30 DAY YIELD, CLASS A: 7.97%

       30 DAY YIELD, CLASS B: 6.87%

       AVERAGE RATING: B*

       AVERAGE YEARS TO MATURITY: 7.9 YEARS*

       AVERAGE COUPON: 9.69%'D'*

       AVERAGE DURATION: 4.85 YEARS*


  *  Weighted Average

  'D' Exclusive of Commercial Paper

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF INVESTMENTS April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                        PRINCIPAL
BONDS -- 95.9%                           AMOUNT       VALUE
                                        ---------   ----------
FOOD & DRUGS -- 3.3%
  New World Pasta Co.
    9.250%, 02/15/09*,**............... $250,000    $  255,312
                                                    ----------
FOOD & TOBACCO -- 6.7%
  Advantica Restaurant Group, Inc.
    11.250%, 01/15/08**................  250,000       258,125
  National Wine & Spirits Holdings
    Corp. 10.125%, 01/15/09*,**........  250,000       260,000
                                                    ----------
                                                       518,125
                                                    ----------
FOREST PRODUCTS/CONTAINERS -- 6.7%
  Packaging Corp. of America
    9.625%, 04/01/09*,**...............  250,000       260,625
  Phoenix Color Corp.
    10.375%, 02/01/09*,**..............  250,000       255,000
                                                    ----------
                                                       515,625
                                                    ----------
GAMING/LEISURE -- 3.5%
  Stations Casinos, Inc.
    10.125%, 03/15/06**................  250,000       266,875
                                                    ----------
HEALTHCARE -- 3.4%
  King Pharmaceutical, Inc.
    10.750%, 02/15/09*,**..............  250,000       265,000
                                                    ----------
HOUSING -- 3.4%
  Webb (Del E.) Corp.
    10.250%, 02/15/10**................  250,000       259,375
                                                    ----------
INFORMATION TECHNOLOGY -- 3.0%
  Viasystems, Inc.
    9.750%, 06/01/07**.................  250,000       234,375
                                                    ----------
MANUFACTURING -- MISC. -- 3.3%
  BGF Industries, Inc.
    10.250%, 01/15/09*,**..............  250,000       255,625
                                                    ----------
MEDIA/ENTERTAINMENT -- 16.3%
  Adelphia Communication Corp.
    7.875%, 05/01/09...................  250,000       251,250
  American Media Operations
    10.250%, 05/01/99*,**..............  250,000       250,000
  Carmike Cinemas, Inc.
    9.375%, 02/01/09*,**...............  250,000       251,875
  Liberty Group, Inc.
    9.375%, 02/01/08**.................  250,000       253,125
  Regal Cinemas, Inc.
    9.500%, 06/01/08**.................  250,000       249,375
                                                    ----------
                                                     1,255,625
                                                    ----------
METALS & MINERALS -- 3.3%
  Kaiser Aluminum & Chemical Corp.
    12.750%, 02/01/03**................  250,000       251,250
                                                    ----------
RETAIL -- 13.6%
  Jitney-Jungle Stores of America, Inc.
    12.000%, 03/01/06**................  250,000       268,750
  MusicLand Group, Inc.
    9.000%, 06/15/03**.................  250,000       252,500
  Rent-A-Center, Inc.
    11.000%, 08/15/08**................  250,000       263,125
  Simmons Co.
    10.250%, 03/15/09*,**..............  250,000       260,938
                                                    ----------
                                                     1,045,313
                                                    ----------

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                        ---------   ----------

TELECOMMUNICATIONS -- 22.9%
  Dobson Communication, Inc.
    13.000%, 05/01/09*,**.............. $250,000    $  252,500
  Hermes Europe Railtel BV
    11.500%, 08/15/07**................  250,000       275,000
  Nextel Communication, Inc.
    9.750%, 08/15/04**.................  250,000       261,250
  NTL, Inc.
    12.375%, 10/01/08*,**,***..........  250,000       175,625
  Primus Telecommunications Group, Inc.
    11.750%, 08/01/04**................  250,000       263,750
  PSI Net, Inc.
    10.000%, 02/15/05**................  250,000       262,500
  Time Warner Telecom, Inc.
    9.750%, 07/15/08**.................  250,000       271,250
                                                    ----------
                                                     1,761,875
                                                    ----------

TRANSPORTATION -- 6.5%

  American Axle & Manufacturing
    Holdings, Inc.
    9.750%, 03/01/09*,**...............  250,000       260,625

  Roller Bearing Company of America
    9.625%, 06/15/07**.................  250,000       239,375
                                                    ----------
                                                       500,000
                                                    ----------

  TOTAL BONDS
    (cost $7,266,089)............................    7,384,375
                                                    ----------

COMMERCIAL PAPER -- 2.6%
  (amortized cost $199,945)

  Merrill Lynch & Co.
    4.930%, 05/03/99...................  200,000       199,945
                                                    ----------
TOTAL INVESTMENTS -- 98.5%
    (cost $7,466,034)............................    7,584,320
                                                    ----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 1.5%.....................      117,622
                                                    ----------

NET ASSETS -- 100.0%.............................   $7,701,942
                                                    ----------
                                                    ----------

Notes to Statement of Investments:

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 1999, the value of these securities amounted to $3,003,125 or 39.0% of net assets.

 ** Security has an effective maturity date less than the stated maturity date due to a call feature.

*** Security is a step-bond. Rate shown is the yield to maturity in effect at the time of purchase.

                    See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF ASSETS AND LIABILITIES April 30, 1999'D'
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $7,466,034)...................................................    $7,584,320
  Cash...................................................................................................        20,042
  Receivable for investment securities sold..............................................................     1,001,250
  Receivable for capital stock sold......................................................................       483,458
  Dividends and interest receivable......................................................................       153,392
                                                                                                            ------------
  Total assets...........................................................................................     9,242,462
                                                                                                            ------------
LIABILITIES:
  Payable to investment advisor..........................................................................         2,083
  Payable to distributor.................................................................................         1,549
  Payable for investment securities purchased............................................................     1,500,000
  Dividend payable.......................................................................................        34,210
  Accrued expenses and other liabilities.................................................................         2,678
                                                                                                            ------------
  Total liabilities......................................................................................     1,540,520
                                                                                                            ------------
NET ASSETS...............................................................................................    $7,701,942
                                                                                                            ------------
                                                                                                            ------------
NET ASSETS CONSIST OF:
  Capital paid in........................................................................................    $7,487,445
  Accumulated net realized gain on investments...........................................................        96,211
  Net unrealized appreciation of investments.............................................................       118,286
                                                                                                            ------------
                                                                                                             $7,701,942
                                                                                                            ------------
                                                                                                            ------------

CLASS A SHARES:
  Net assets.............................................................................................    $7,340,369
                                                                                                            ------------
                                                                                                            ------------
  Shares outstanding.....................................................................................       710,512
                                                                                                            ------------
                                                                                                            ------------
  Net asset value and redemption value per share.........................................................    $    10.33
                                                                                                            ------------
                                                                                                            ------------
  Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)........    $    10.85
                                                                                                            ------------
                                                                                                            ------------

CLASS B SHARES:
  Net assets.............................................................................................    $  361,573
                                                                                                            ------------
                                                                                                            ------------
  Shares outstanding.....................................................................................        34,994
                                                                                                            ------------
                                                                                                            ------------
  Net asset value and redemption value per share.........................................................    $    10.33
                                                                                                            ------------
                                                                                                            ------------

'D' unaudited

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF OPERATIONS for the Period Ended April 30, 1999'D'
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest...............................................................................................     $ 89,652
                                                                                                            ------------
EXPENSES:
  Investment advisory fees (Note B)......................................................................        6,714
  Distribution fees -- Class A (Note B)..................................................................        2,358
  Distribution fees -- Class B (Note B)..................................................................          160
  Transfer agent fees....................................................................................          500
  Custodian fees.........................................................................................          700
  Registration fees......................................................................................          700
  Printing fees..........................................................................................          400
  Legal fees.............................................................................................          400
  Auditing fees..........................................................................................          400
  Trustees' fees.........................................................................................          200
  Miscellaneous..........................................................................................           57
                                                                                                            ------------
    Total expenses.......................................................................................       12,589
    Less expenses reimbursed by investment advisor (Note B)..............................................       (1,918)
                                                                                                            ------------
    Net expenses.........................................................................................       10,671
                                                                                                            ------------
NET INVESTMENT INCOME....................................................................................       78,981
                                                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments.......................................................................       96,211
  Net change in unrealized appreciation on investments...................................................      118,286
                                                                                                            ------------
  Net realized and unrealized gain on investments........................................................      214,497
                                                                                                            ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............................................................     $293,478
                                                                                                            ------------
                                                                                                            ------------

STATEMENT OF CHANGES IN NET ASSETS'D'
--------------------------------------------------------------------------------

                                                                                                            PERIOD ENDED
                                                                                                             04/30/99*
                                                                                                            ------------
OPERATIONS:
  Net investment income..................................................................................    $   78,981
  Net realized gain on investments.......................................................................        96,211
  Net change in unrealized appreciation on investments...................................................       118,286
                                                                                                            ------------
  Net increase in net assets from operations.............................................................       293,478
                                                                                                            ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income:
    Class A..............................................................................................       (78,010)
    Class B..............................................................................................          (971)
                                                                                                            ------------
  Total Dividends to Shareholders........................................................................       (78,981)
                                                                                                            ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D...............................................................     7,487,445
                                                                                                            ------------
  Total increase in net assets...........................................................................     7,701,942
NET ASSETS:
  Beginning of period....................................................................................            --
                                                                                                            ------------
  End of period..........................................................................................    $7,701,942
                                                                                                            ------------
                                                                                                            ------------

*The DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

'D' unaudited

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop High Income Fund ('Fund') is a diversified series of the DLJ Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ Winthrop Municipal Money Fund, the DLJ Winthrop U.S. Government Money Fund, the DLJ Winthrop International Equity Fund and the DLJ Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Fund commenced operations on March 8, 1999. The Fund's primary investment objective is to seek high current income with a secondary objective of seeking capital appreciation.

The Fund offers three classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective May 17, 1999, the Fund began offering Class D shares exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Each class is identical in all respects except that Class A and Class B bear different distribution service fees and Class D shares are not subject to any distribution service fees. Each class has different exchange priveleges and only Class B shares have a conversion feature. Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

The Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund.

  (1) SECURITY VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees.

  Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or, if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost which approximates market value.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including, where applicable, accretion of discount on investments is recorded on the accrual basis.

  (3) FEDERAL INCOME TAXES: The Fund intends to be treated as a 'regulated investment company' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA-UAP ('AXA'), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Fund, the Advisor will provide investment advisory services and order placement facilities for the Fund and pay all compensation of Trustees of the Fund who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Fund, without charge, management supervision and assistance and office facilities. The Fund will pay the Advisor at the following annual percentage rates of its average daily net assets: .70 of 1% of the first $500 million and .625 of 1% of the balance. Such fees will be accrued daily and paid monthly.

DLJ WINTHROP HIGH INCOME FUND -- NOTES TO FINANCIAL STATEMENTS April 30, 1999 (continued)
--------------------------------------------------------------------------------

For the period March 8, 1999 through October 31, 1999, the Advisor has agreed to a contractual expense limitation to reduce its management fees or reimburse operating expenses by the amount that total fund operating expenses exceed 1.10% of the average daily net assets of the Fund's Class A shares, 1.85% of the Fund's Class B shares and 0.85% of the Fund's Class D shares. After October 31, 1999, the Advisor may, in its sole discretion, determine to discontinue this undertaking. As a result of the assumption of expenses, the Fund was reimbursed $1,918 during the period ended April 30, 1999.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

Costs incurred in connection with the Fund's organization have been absorbed by the Advisor.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at April 30, 1999 was substantially the same as the cost of securities for financial statement purposes. At April 30, 1999, the components of the net unrealized appreciation on investments were as follows:

Gross appreciation (investments having an excess of value over cost)..............................   $127,809
Gross depreciation (investments having an excess of cost over value)..............................     (9,523)
                                                                                                     --------
Net unrealized appreciation on investments........................................................   $118,286
                                                                                                     --------
                                                                                                     --------

For the period ended April 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases......................................................................................   $14,442,393
Sales..........................................................................................     7,273,750

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized. Transactions in shares of beneficial interest were as follows:

                                                                                            PERIOD ENDED
                                                                                           APRIL 30, 1999*
                                                                                        ---------------------
                                                                                        SHARES       AMOUNT
                                                                                        -------    ----------
CLASS A
Shares sold..........................................................................   716,184    $7,185,215
Shares issued through reinvestment of dividends......................................     3,237        33,262
                                                                                        -------    ----------
                                                                                        719,421     7,218,477
                                                                                        -------    ----------
Shares redeemed......................................................................    (8,909)      (90,250)
                                                                                        -------    ----------
Net increase.........................................................................   710,512    $7,128,227
                                                                                        -------    ----------
                                                                                        -------    ----------
CLASS B
Shares sold..........................................................................    34,900    $  358,247
Shares issued through reinvestment of dividends......................................        94           971
                                                                                        -------    ----------
Net increase.........................................................................    34,994    $  359,218
                                                                                        -------    ----------
                                                                                        -------    ----------

*The DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information in the financial statements.

                                                                                                        PERIOD ENDED
                                                                                                      APRIL 30, 1999*
                                                                                                        (UNAUDITED)
                                                                                                     ------------------
                                                                                                     CLASS A    CLASS B
                                                                                                     -------    -------

Net asset value, beginning of period..............................................................   $ 10.00    $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................................................................     0.121      0.102
  Net realized and unrealized gain on investments.................................................     0.330      0.330
                                                                                                     -------    -------
     Total from investment operations.............................................................     0.451      0.432
LESS DISTRIBUTIONS:
  From net investment income......................................................................    (0.121)    (0.102)
                                                                                                     -------    -------
Net asset value, end of period....................................................................   $ 10.33    $ 10.33
                                                                                                     -------    -------
                                                                                                     -------    -------
Total Return(1)...................................................................................      4.41%      4.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted).........................................................   $ 7,340    $   362
  Ratio of expenses to average net assets(2)(3)...................................................      1.10%      1.85%
  Ratio of net investment income to average net assets(2)(3)......................................      8.25%      6.60%
  Portfolio turnover rate.........................................................................    109.95%    109.95%

 * DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

(1) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(2) Annualized

(3) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, of both Class A shares and Class B shares:
    .20% for the period ended April 30, 1999.


                         STATEMENT OF DIFFERENCES

      The dagger symbol shall be expressed as ......................'D'